UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6294

Nuveen California Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Select Quality Municipal Fund, Inc. (NVC)
	November 30, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 7.8% (5.5% of Total Investments)
$ 820	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BB+	$ 807,921
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
3,630	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	2/13 at 100.00	Baa1	3,542,844
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
16,515	5.750%, 6/01/47	6/17 at 100.00	BB–	15,417,909
2,180	5.125%, 6/01/47	6/17 at 100.00	BB–	1,842,580
10,220	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BB–	9,138,724
	Bonds, Series 2007A-2, 5.300%, 6/01/37
33,365	Total Consumer Staples			30,749,978
	Education and Civic Organizations – 5.8% (4.1% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	305,039
	2005A, 5.000%, 10/01/35
2,165	California Educational Facilities Authority, Revenue Bonds, University of San Francisco,	10/21 at 100.00	A3	2,726,493
	Series 2011, 6.125%, 10/01/36
535	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/18 at 100.00	Aa1	934,142
	Tender Option Bond Trust 09-11B, 18.336%, 10/01/38 (IF) (4)
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	217,780
270	5.000%, 11/01/25	11/15 at 100.00	A2	292,399
1,500	5.000%, 11/01/30	11/15 at 100.00	A2	1,591,635
1,740	California Infrastructure and Economic Development Bond Bank, Revenue Bonds, Scripps Research	7/15 at 100.00	Aa3	1,907,388
	Institute, Series 2005A, 5.000%, 7/01/24
4,787	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	6,177,145
	Tender Option Bond Trust 1065, 9.296%, 3/01/33 (IF)
1,385	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%,	11/15 at 100.00	Aa2	1,544,635
	11/01/27 – NPFG Insured
770	California Statewide Communitities Development Authority, Charter School Revenue Bonds,	12/21 at 100.00	N/R	899,483
	Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41
1,300	California Statewide Communitities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB	1,493,323
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
5,000	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%,	5/13 at 100.00	Aa1	5,104,300
	5/15/33 – AMBAC Insured
19,942	Total Education and Civic Organizations			23,193,762
	Health Care – 28.8% (20.3% of Total Investments)
1,750	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	2/13 at 100.00	A–	1,755,303
	Bonds, Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21
1,455	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital – San Diego,	8/21 at 100.00	A+	1,625,526
	Series 2011, 5.250%, 8/15/41
10,145	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	11,364,530
	5.250%, 11/15/46 (UB)
4,200	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	4,496,730
	West, Series 2005A, 5.000%, 3/01/35
12,125	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	14,868,524
	2011A, 6.000%, 8/15/42
3,475	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	3,627,692
	System, Series 2007A, 5.125%, 7/15/31
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,500	5.250%, 7/01/24	7/15 at 100.00	BBB	1,575,120
10,000	5.000%, 7/01/39	7/15 at 100.00	BBB	10,246,700
5,190	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	5,810,568
	Series 2001C, 5.250%, 8/01/31
1,355	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A1	1,526,380
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
4,565	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	11/16 at 100.00	AA–	6,759,213
	Option Bond Trust 3102, 18.779%, 11/15/46 (IF) (4)
1,621	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA–	2,675,428
	System, Tender Option Bond Trust 2554, 18.294%, 7/01/47 – AGM Insured (IF)
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/15 at 100.00	BBB	1,028,290
	2005A, 5.000%, 12/01/23
3,100	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	3,675,794
	2008A, 8.250%, 12/01/38
	Madera County, California, Certificates of Participation, Children’s Hospital Central
	California, Series 2010:
1,195	5.500%, 3/15/36	3/15 at 100.00	A+	1,288,891
3,410	5.375%, 3/15/36	3/20 at 100.00	A+	3,750,182
6,200	Madera County, California, Certificates of Participation, Valley Children’s Hospital Project,	2/13 at 100.00	A3	6,212,958
	Series 1995, 5.750%, 3/15/28 – NPFG Insured
1,770	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presybterian, Series 2011A,	12/21 at 100.00	AA	2,233,244
	6.000%, 12/01/40
5,885	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	6,787,347
	6.750%, 11/01/39
5,800	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	6,396,298
	6.000%, 11/01/41
9,655	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	10,065,820
	Center, Series 2007A, 5.000%, 7/01/38
3,550	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	4,484,680
	7.500%, 12/01/41
1,500	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series	1/21 at 100.00	A	1,803,360
	2011, 6.500%, 1/01/41
100,446	Total Health Care			114,058,578
	Housing/Multifamily – 1.5% (1.0% of Total Investments)
2,085	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	2,337,577
	Series 2010A, 6.400%, 8/15/45
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects
	Series 2012A:
275	5.125%, 8/15/32	8/22 at 100.00	BBB	296,915
525	5.500%, 8/15/47	8/22 at 100.00	BBB	565,031
1,500	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	A1	1,598,190
	Series 2012B, 7.250%, 8/15/47
1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda	11/14 at 100.00	N/R	1,020,850
	Valley Mobile Home Park, Series 2004A, 5.950%, 11/15/39
5,385	Total Housing/Multifamily			5,818,563
	Housing/Single Family – 0.5% (0.3% of Total Investments)
1,590	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007G,	2/17 at 100.00	BBB	1,605,598
	5.050%, 2/01/29 (Alternative Minimum Tax)
315	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	BBB	329,613
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
1,905	Total Housing/Single Family			1,935,211
	Industrials – 1.1% (0.8% of Total Investments)
4,055	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	12/17 at 100.00	BBB	4,627,323
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)
	Tax Obligation/General – 35.1% (24.7% of Total Investments)
4,010	California State, General Obligation Bonds, Series 2003, 5.250%, 2/01/22	8/13 at 100.00	A1	4,136,636
250	California State, General Obligation Bonds, Various Purpose Series 2000, 5.625%,	2/13 at 100.00	A1	251,025
	5/01/22 – FGIC Insured
	California State, General Obligation Bonds, Various Purpose Series 2009:
15,000	6.000%, 11/01/39	11/19 at 100.00	A1	18,953,096
3,500	5.500%, 11/01/39	11/19 at 100.00	A1	4,198,985
	California State, General Obligation Bonds, Various Purpose Series 2010:
2,000	6.000%, 3/01/33	3/20 at 100.00	A1	2,574,180
7,605	5.250%, 11/01/40	11/20 at 100.00	A1	9,120,144
	California State, General Obligation Bonds, Various Purpose Series 2011:
13,000	5.000%, 9/01/41	9/21 at 100.00	A1	15,036,580
12,000	5.000%, 10/01/41	10/21 at 100.00	A1	13,895,640
	California State, General Obligation Bonds, Various Purpose Series 2012:
3,000	5.250%, 2/01/28	2/22 at 100.00	A1	3,695,700
2,215	5.250%, 2/01/29	2/22 at 100.00	A1	2,726,599
6,500	5.000%, 4/01/42	4/22 at 100.00	A1	7,571,590
3,850	Coachella Valley Unified School District, Riverside County, California, General Obligation	8/15 at 100.00	A1	4,181,678
	Bonds, Series 2005A, 5.000%, 8/01/30 – FGIC Insured
2,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1	2,083,100
	2006C, 0.000%, 8/01/31 – AGM Insured
1,030	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	10/14 at 100.00	AA–	1,108,136
	Bonds, School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/25 – AGM Insured
	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds,
	Series 2004:
1,470	5.250%, 5/01/19 – NPFG Insured	5/14 at 100.00	Aa3	1,558,729
1,040	5.250%, 5/01/20 – NPFG Insured	5/14 at 100.00	Aa3	1,102,774
4,000	Long Beach Community College District, California, General Obligation Bonds, Series 2005B,	5/15 at 100.00	Aa2	4,332,880
	5.000%, 5/01/30 – FGIC Insured
3,915	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005A-2,	7/15 at 100.00	Aa2	4,315,896
	5.000%, 7/01/24 – NPFG Insured
	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,
	General Obligation Bonds, Series 2008, Trust 2972:
2,710	5.000%, 8/01/25 – AGM Insured (UB)	8/14 at 102.00	Aa2	2,975,878
3,875	5.000%, 8/01/26 – AGM Insured (UB)	8/14 at 102.00	Aa2	4,255,176
6,000	North Orange County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aa1	3,446,580
	2003B, 0.000%, 8/01/27 – FGIC Insured
5,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%,	No Opt. Call	Baa1	5,600,950
	7/01/20 – NPFG Insured
585	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	644,764
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
3,245	Southwestern Community College District, San Diego County, California, General Obligation	8/21 at 100.00	Aa2	3,887,607
	Bonds, Election of 2008, Series 2011C, 5.250%, 8/01/36
16,150	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds,	No Opt. Call	AA–	7,114,560
	Election of 2006, Series 2010, 0.000%, 8/01/49 – AGM Insured
20,860	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	10,001,744
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
144,810	Total Tax Obligation/General			138,770,627
	Tax Obligation/Limited – 30.1% (21.2% of Total Investments)
3,370	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	10/13 at 100.00	N/R	3,371,887
	Series 2003, 5.500%, 10/01/23 – RAAI Insured
	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,
	Coalinga State Hospital, Series 2004A:
4,000	5.500%, 6/01/21	6/14 at 100.00	A2	4,289,400
2,000	5.500%, 6/01/23	6/14 at 100.00	A2	2,123,860
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	2,427,760
	2009G-1, 5.750%, 10/01/30
4,860	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A2	5,999,281
	2009-I, 6.375%, 11/01/34
2,415	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	No Opt. Call	A2	2,827,820
	2012G, 5.000%, 11/01/31
730	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	BBB	759,237
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,360	Carlsbad, California, Limited Obligation Improvement Bonds, Assessment District 2002-01,	3/13 at 100.00	N/R	1,363,155
	Series 2005A, 5.150%, 9/02/29
1,000	Coachella Valley Unified School District, Riverside County, California, Certificates of	9/16 at 100.00	N/R	1,025,350
	Participation, Series 2007, 5.000%, 9/01/31 – AMBAC Insured
1,500	Commerce Joint Power Financing Authority, California, Tax Allocation Bonds, Redevelopment	8/13 at 100.00	BBB	1,509,135
	Projects 2 and 3, Refunding Series 2003A, 5.000%, 8/01/28 – RAAI Insured
3,000	Coronado Community Development Agency, California, Tax Allocation Bonds, Community Development	9/15 at 100.00	AA–	3,160,110
	Project, Series 2005, 5.000%, 9/01/30 – AMBAC Insured
1,115	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba	9/13 at 102.00	BBB+	1,144,748
	Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Series 2003, 5.000%,
	9/01/33 – NPFG Insured
1,530	Fontana Redevelopment Agency, California, Jurupa Hills Redevelopment Project, Tax Allocation	4/13 at 100.00	A–	1,538,966
	Refunding Bonds, 1997 Series A, 5.500%, 10/01/27
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Tender Option Bonds Trust 2215:
1,940	13.620%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A2	2,389,459
1,355	13.620%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A2	1,655,431
1,785	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	N/R	1,866,039
	Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured
1,500	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/17 at 100.00	A–	1,548,510
	Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured
435	Indian Wells Redevelopment Agency, California, Tax Allocation Bonds, Consolidated Whitewater	9/13 at 100.00	BBB–	440,729
	Project Area, Series 2003A, 5.000%, 9/01/20 – AMBAC Insured
1,345	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	1,395,639
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/23 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
330	5.000%, 9/01/26	9/16 at 100.00	N/R	340,725
760	5.125%, 9/01/36	9/16 at 100.00	N/R	780,672
3,000	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area	3/13 at 101.00	A+	3,037,680
	1, Series 2001, 5.000%, 9/01/21 – AMBAC Insured
4,315	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	4,458,560
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
8,175	Los Angeles Municipal Improvement Corporation, California, Lease Revenue Bonds, Police	1/17 at 100.00	A+	8,674,247
	Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured
1,895	Murrieta, California, Special Tax Bonds, Community Facilities District 2000-2, The Oaks	9/14 at 100.00	N/R	1,938,433
	Improvement Area A, Series 2004A, 5.900%, 9/01/27
735	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	937,676
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
275	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	326,340
	Project, Series 2011, 6.750%, 9/01/40
2,580	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	A–	2,602,059
	District Redevelopment Project, Series 2003, 5.500%, 9/01/18 – FGIC Insured
3,605	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State	2/13 at 100.00	A2	3,610,155
	Office Building, Series 1998A, 5.000%, 4/01/23 – AMBAC Insured
695	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/13 at 100.00	AA–	701,213
	Series 2001, 5.250%, 8/01/18 – AMBAC Insured
1,000	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera	8/13 at 100.00	N/R	1,012,340
	Ranch, Series 2004A, 5.500%, 8/15/24
5,000	Palm Springs Financing Authority, California, Lease Revenue Bonds, Convention Center Project,	11/14 at 102.00	A	5,282,750
	Refunding Series 2004A, 5.500%, 11/01/35 – NPFG Insured
1,120	Panama-Buena Vista Union School District, California, Certificates of Participation, School	9/16 at 100.00	A1	1,228,853
	Construction Project, Series 2006, 5.000%, 9/01/23 – NPFG Insured
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
225	6.000%, 9/01/33	3/13 at 103.00	N/R	232,445
530	6.125%, 9/01/41	3/13 at 103.00	N/R	547,368
2,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	2/13 at 101.00	N/R	2,022,240
4,930	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	5,450,707
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
8,750	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A	5,304,163
	Development Project, Series 1999, 0.000%, 8/01/23 – AMBAC Insured
890	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	1,039,796
	2011A, 5.750%, 9/01/30
635	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	647,789
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
160	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	184,747
	Area, Series 2011B, 6.500%, 10/01/25
65	Riverside Public Financing Authority, California, Revenue Bonds, Multiple Project Loans,	2/13 at 100.00	N/R	65,423
	Series 1991A, 8.000%, 2/01/18
820	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	838,319
	8/01/25 – AMBAC Insured
1,135	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/22 at 100.00	AAA	1,351,694
	Series 2012A, 5.000%, 4/01/42
130	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	157,880
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
130	7.000%, 8/01/33	2/21 at 100.00	BBB	154,487
165	7.000%, 8/01/41	2/21 at 100.00	BBB	193,542
2,200	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	3/13 at 100.00	AA	2,208,844
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
875	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area	8/20 at 100.00	A	913,850
	Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35
1,260	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/13 at 100.00	BBB	1,261,852
	Project, Series 2003, 4.900%, 8/01/33 – FGIC Insured
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2006C:
1,100	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	BBB	1,127,522
1,215	5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	BBB	1,249,008
2,860	Santa Ana Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Project	3/21 at 100.00	A+	3,591,102
	Area, Series 2011A, 6.750%, 9/01/28
4,625	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,	6/13 at 100.00	A	4,718,194
	Series 2003, 5.000%, 6/01/17 – NPFG Insured
220	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	247,760
	7.000%, 10/01/26
6,870	Vernon Redevelopment Agency, California, Tax Allocation Bonds, Industrial Redevelopment	9/15 at 100.00	BBB	6,975,317
	Project, Series 2005, 5.000%, 9/01/35 – NPFG Insured
2,175	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	2,336,124
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
385	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	472,249
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.000%, 9/01/26
115,075	Total Tax Obligation/Limited			119,060,641
	Transportation – 5.5% (3.9% of Total Investments)
2,210	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	2,534,649
	2006F, 5.000%, 4/01/31 (UB)
8,300	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/13 at 100.00	BBB	8,300,664
	1995A, 5.000%, 1/01/35 – NPFG Insured
10,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	10,820,250
	Bonds, Series 1999, 5.875%, 1/15/29
21,010	Total Transportation			21,655,563
	U.S. Guaranteed – 5.7% (4.0% of Total Investments) (5)
2,610	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, North	1/13 at 100.00	Aaa	2,958,278
	County Recycling Center, Series 1991A, 6.750%, 7/01/17 (ETM)
990	California State, General Obligation Bonds, Series 2003, 5.250%, 2/01/22 (Pre-refunded	8/13 at 100.00	AAA	1,023,234
	8/01/13) – AGM Insured
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	3,098,730
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
4,000	Imperial Irrigation District, California, Certificates of Participation, Electric System	11/13 at 100.00	AA- (5)	4,182,720
	Revenue Bonds, Series 2003, 5.250%, 11/01/23 (Pre-refunded 11/01/13) – AGM Insured
3,750	Metropolitan Water District of Southern California, Water Revenue Bonds, Series 2004B-3,	10/14 at 100.00	AAA	4,069,575
	5.000%, 10/01/29 (Pre-refunded 10/01/14) – NPFG Insured
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	No Opt. Call	AA+ (5)	2,957,440
	6.000%, 8/01/26 – AGC Insured
1,365	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA– (5)	1,656,687
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
2,460	Southern California Public Power Authority, Revenue Bonds, Magnolia Power Project, Series	7/13 at 100.00	AA– (5)	2,529,052
	2003-1A, 5.000%, 7/01/20 (Pre-refunded 7/01/13) – AMBAC Insured
20,175	Total U.S. Guaranteed			22,475,716
	Utilities – 8.7% (6.1% of Total Investments)
2,000	Anaheim Public Finance Authority, California, Revenue Refunding Bonds, Electric Generating	2/13 at 100.00	AA–	2,007,980
	System, Series 2002B, 5.250%, 10/01/18 – AGM Insured
1,810	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,	10/14 at 100.00	AA–	1,937,659
	Series 2004, 5.250%, 10/01/21 – NPFG Insured
10,350	California Pollution Control Financing Authority, Revenue Bonds, San Diego Gas and Electric	No Opt. Call	Aa3	11,560,950
	Company, Series 1991A, 6.800%, 6/01/15 (Alternative Minimum Tax)
1,855	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,318,249
	2007A, 5.500%, 11/15/37
5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AA–	5,497,800
	2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)
1,025	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series 2004A, 5.000%,	2/14 at 100.00	AA	1,080,678
	2/01/22 – AMBAC Insured
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
4,000	5.000%, 9/01/26 – SYNCORA GTY Insured	9/15 at 100.00	N/R	4,173,040
1,260	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,306,847
2,800	5.250%, 9/01/36 – SYNCORA GTY Insured	9/15 at 100.00	N/R	2,896,096
1,305	Southern California Public Power Authority, California, Milford Wind Corridor Phase I Revenue	1/20 at 100.00	AA–	1,553,420
	Bonds, Series 2010-1, 5.000%, 7/01/28
31,405	Total Utilities			34,332,719
	Water and Sewer – 11.5% (8.1% of Total Investments)
1,185	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%,	6/14 at 100.00	AA+	1,260,603
	6/01/24 – AMBAC Insured
890	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	983,868
	5.000%, 4/01/36 – NPFG Insured
1,250	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	4/16 at 100.00	A	1,381,838
	4/01/31 – AMBAC Insured
4,685	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A,	1/21 at 100.00	AA	5,682,062
	5.250%, 7/01/39
4,705	Madera Irrigation District. California, Water Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A–	5,207,917
	5.500%, 1/01/38
3,000	Metropolitan Water District of Southern California, Water Revenue Bonds, 2006 Authorization	7/17 at 100.00	AAA	3,469,410
	Series 2007A, 5.000%, 7/01/37
1,510	Orange County Sanitation District, California, Certificates of Participation, Tender Option	2/19 at 100.00	AAA	2,553,561
	Bond Trust 3020, 17.464%, 2/01/35 (IF) (4)
2,525	Sacramento County Sanitation District Financing Authority, California, Revenue Refunding	No Opt. Call	AA	3,342,974
	Bonds, Series 2001, 5.500%, 12/01/20 – AMBAC Insured
11,320	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding	5/20 at 100.00	AA	14,064,534
	Series 2010A, 5.250%, 5/15/25
	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue
	Refunding Bonds, Series 2003A:
2,120	5.250%, 10/01/19 – NPFG Insured	4/13 at 100.00	AA–	2,153,093
2,960	5.250%, 10/01/20 – NPFG Insured	4/13 at 100.00	AA–	3,006,206
2,000	West Basin Municipal Water District, California, Certificates of Participation, Refunding	8/18 at 100.00	AA–	2,332,280
	Series 2008B, 5.000%, 8/01/28 – AGC Insured
38,150	Total Water and Sewer			45,438,346
$ 535,723	Total Investments (cost $491,878,496) – 142.1%			562,117,027
	Floating Rate Obligations- (3.5)%			(13,810,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (40.2)% (6)			(158,900,000)
	Other Assets Less Liabilities -1.6%			6,232,954
	Net Assets Applicable to Common Shares – 100%			$ 395,639,981

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:*
Municipal Bonds	$ —	$562,117,027	$ —	$562,117,027
* Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2012, the cost of investments was $477,785,050.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2012, were as follows:

Gross unrealized:
Appreciation	$71,772,588
Depreciation	(1,252,455)
Net unrealized appreciation (depreciation) of investments	$70,520,133

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.3%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Select Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2013